FAIR VALUE MEASUREMENTS - Financial Assets Measured At Fair Value On A Recurring Basis (Details) - EBP 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 6,091,456,000	$ 5,598,012,000
Investment, Identifier [Axis]: Common Collective Funds | Passive Target Date Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, percentage	44.00%	41.00%
Investment, Identifier [Axis]: Common Collective Funds | U.S And International Equities And U.S Fixed Income Securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, percentage	52.00%	54.00%
Investment, Identifier [Axis]: Common Collective Funds | U.S Small/Mid Cap And International Equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, percentage	4.00%	5.00%
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,035,241,000	$ 982,300,000
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	992,300,000	939,732,000
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	42,941,000	42,568,000
Self-directed accounts | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	88,022,000	77,480,000
Self-directed accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	77,510,000	67,981,000
Self-directed accounts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	10,512,000	9,499,000
Separately Managed Accounts | Total | Separately Managed Accounts | Sanders Capital
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	156,101,000	157,605,000
Separately Managed Accounts | Total | Separately Managed Accounts | Wellington Management Company
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	159,189,000	156,911,000
Separately Managed Accounts | Total | Separately Managed Accounts | Sustainable Growth Advisors
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	156,998,000	156,397,000
Separately Managed Accounts | Total | Separately Managed Accounts | Dodge & Cox
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	156,478,000	167,880,000
Separately Managed Accounts | Total | Separately Managed Accounts | Snyder Capital Management
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	42,387,000	52,338,000
Separately Managed Accounts | Level 1 | Separately Managed Accounts | Sanders Capital
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	154,482,000	156,513,000
Separately Managed Accounts | Level 1 | Separately Managed Accounts | Wellington Management Company
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	155,234,000	156,091,000
Separately Managed Accounts | Level 1 | Separately Managed Accounts | Sustainable Growth Advisors
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	152,206,000	153,465,000
Separately Managed Accounts | Level 1 | Separately Managed Accounts | Dodge & Cox
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	155,495,000	161,677,000
Separately Managed Accounts | Level 1 | Separately Managed Accounts | Snyder Capital Management
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	41,339,000	46,636,000
Separately Managed Accounts | Level 2 | Separately Managed Accounts | Sanders Capital
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,619,000	1,092,000
Separately Managed Accounts | Level 2 | Separately Managed Accounts | Wellington Management Company
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,955,000	820,000
Separately Managed Accounts | Level 2 | Separately Managed Accounts | Sustainable Growth Advisors
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,792,000	2,932,000
Separately Managed Accounts | Level 2 | Separately Managed Accounts | Dodge & Cox
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	983,000	6,203,000
Separately Managed Accounts | Level 2 | Separately Managed Accounts | Snyder Capital Management
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,048,000	5,702,000
Paramount Skydance Common Stock Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	57,000,000	51,000,000
Paramount Skydance Common Stock Funds | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	56,616,000	51,305,000
Paramount Skydance Common Stock Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	56,513,000	51,168,000
Paramount Skydance Common Stock Funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	103,000	137,000
Registered Investment Companies | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	199,521,000	146,201,000
Registered Investment Companies | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	199,521,000	146,201,000
Registered Investment Companies | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Money market funds | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	19,929,000	16,183,000
Money market funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Money market funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	19,929,000	16,183,000
Common collective funds | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 5,056,215,000	$ 4,615,712,000